Pensions and Other Post-employment Benefits - Summary of Amounts Recorded in Income Statement and Statement of Comprehensive Income Related to Defined Benefit Pension and Post-retirement Healthcare Schemes (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	£ 291	£ 266	£ 281
Past service cost/(credit)	(43)	(31)	(94)
Net interest (income)/cost	36	26	36
Gains from settlements	(18)	(9)	(14)
Remeasurement gains/(losses) recorded in the statement of comprehensive income	(187)	(1,050)	728
Pension schemes [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	291	266	281
Past service cost/(credit)	43	31	94
Net interest (income)/cost	36	26	36
Gains from settlements	(18)	(9)	(14)
Expenses	21	27	15
Net operating cost	373	341	412
Remeasurement gains/(losses) recorded in the statement of comprehensive income	(105)	(973)	583
Post-retirement benefits [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	36	22	29
Past service cost/(credit)	(55)	0	(27)
Net interest (income)/cost	39	52	49
Gains from settlements	(7)	0	(1)
Expenses	0	0	0
Net operating cost	13	74	50
Remeasurement gains/(losses) recorded in the statement of comprehensive income	(82)	(77)	145
UK [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	61	62	75
Past service cost/(credit)	98	49	93
Net interest (income)/cost	3	(19)	(3)
Gains from settlements	0	0
Expenses	9	7	8
Net operating cost	171	99	173
Remeasurement gains/(losses) recorded in the statement of comprehensive income	51	(894)	495
UK [member] | Pension schemes [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Gains from settlements			0
US [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	83	74	72
Past service cost/(credit)	(56)	(3)	1
Net interest (income)/cost	23	29	20
Gains from settlements	0	0
Expenses	12	20	7
Net operating cost	62	120	100
Remeasurement gains/(losses) recorded in the statement of comprehensive income	(96)	(1)	(108)
US [member] | Pension schemes [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Gains from settlements			0
Rest of World. [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	147	130	134
Past service cost/(credit)	1	(15)
Net interest (income)/cost	10	16	19
Gains from settlements	(18)	(9)	(14)
Expenses	0	0
Net operating cost	140	122	139
Remeasurement gains/(losses) recorded in the statement of comprehensive income	£ (60)	£ (78)	196
Rest of World. [member] | Pension schemes [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Past service cost/(credit)			0
Expenses			£ 0